Revenue from Contracts with Customers - Contract Assets and Liabilities (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2019	Apr. 01, 2018
Contract with Customer, Asset and Liability [Abstract]
Accounts receivable from contracts with customers	$ 613,827	$ 542,593
Contract liabilities balance	8,461	$ 7,889
Payment received and deferred	77,981
Payment recognized in revenue	$ (77,409)